Derivatives and Hedging - Call Options (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2017	Mar. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Payments for call options			$ 73,646	$ 0	$ 0
Proceeds from issuance of warrants, net of issuance costs			45,396	0	$ 0
2019 and 2021 Notes
Derivative [Line Items]
Proceeds from issuance of warrants, net of issuance costs		$ 68,900
2023 Notes
Derivative [Line Items]
Proceeds from issuance of warrants, net of issuance costs	$ 45,300
Call option | Other income (expense)
Derivative [Line Items]
Gain on change in fair value			37,400	16,700
Call option | Other noncurrent assets
Derivative [Line Items]
Derivative asset fair value			223,200	$ 185,800
Call spread overlay
Derivative [Line Items]
Net of cash outlay for Call Spread Overlay						$ 36,300
Proceeds from sale of warrants						69,400
Net cash outlay for call spread overlay			28,300			35,800
Warrant issuance costs			300
Option issuance costs			100
Accrual of warrant and option issuance costs			100
Call spread overlay | 2023 Notes
Derivative [Line Items]
Proceeds from sale of warrants			45,400
Cash Convertible Notes | Call option | 2019 and 2021 Notes
Derivative [Line Items]
Derivative liability fair value						105,200
Payments for call options			105,200
Cash Convertible Notes | Call option | 2023 Notes
Derivative [Line Items]
Derivative liability fair value			74,500
Payments for call options			$ 73,600
Cash Convertible Notes | Call spread overlay | 2019 and 2021 Notes
Derivative [Line Items]
Payments for call options						105,200
Cash Convertible Notes | Call spread overlay | 2023 Notes
Derivative [Line Items]
Payments for call options						$ 73,600